STOCK AND STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2020
STOCK AND STOCK OPTION PLANS
NOTE 9. - STOCK AND STOCK OPTION PLANS

NOTE 9. - STOCK AND STOCK OPTION PLANS

Preferred Stock - The Company’s certificate of incorporation authorizes its Board to issue up to 1,000,000 shares of preferred stock. The stock is issuable in series that may vary as to certain rights and preferences, as determined upon issuance, and has a par value of $.01 per share. As of December 31, 2020, and 2019, there were no preferred shares issued or outstanding.

2005 Plan - The Company’s Board and stockholders approved a stock option plans adopted in 2005, which has authority to grant options to purchase up to an aggregate of 990,000common shares at December 31, 2020 and 2019. There are no options to be granted under this plan.

2009 Plan - During 2009, the Company’s Board approved the 2009 stock option plan, which grants options to purchase up to an aggregate of 3,427,000 common shares at December 31, 2020. There are no remaining options to issue under this plan. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2009 Plan.

2019 Plan - During 2019, the Company’s Board approved the 2019 stock option plan, which grants options to purchase up to an aggregate of 1,500,000 common shares of which 1,500 common shares are available for grant at December 31, 2020. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2019 Plan.

2020 Plan - During 2020, the Company’s Board approved the 2020 stock option plan, which grants options to purchase up to an aggregate of 1,500,000 common shares of which 560,000 common shares are available for grant at December 31, 2020. Options issued to date are nonqualified since the Company has decided not to seek stockholder approval of the 2020 Plan.